Income Taxes - Summary of Current and Deferred Components of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	¥ 1,150		¥ 3,974	¥ 641
Deferred income tax	21,826		(224,961)	49,514
Income tax expense/(benefit)	¥ 22,976	$ 3,331	¥ (220,987)	¥ 50,155